Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

5	Property and equipment, net

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Computers	17,793	18,013	14,004
Furniture and Fittings	57,272	67,969	52,841
Renovation	96,098	141,098	109,693
Office Equipment	36,097	36,163	28,114
Total	207,260	263,243	204,652
Less: accumulated depreciation	(149,195)	(185,718)	(144,382)
Net book value	58,065	77,525	60,270

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 was S$35,059, S$42,185 and S$36,523 (US$28,394) respectively, out of which S$8,064, S$10,499 and S$10,038 (US$7,804) of the depreciation expense was recognized in the cost of revenue.